Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

New Hampshire Higher Education Loan Corporation (the “Corporation”)

RBC Capital Markets, LLC (the “Structuring Agent”)

(together, the “Specified Parties”)

Re:	New Hampshire Higher Education Loan Corporation Taxable Student Loan Backed Notes,
Series 2020-1 –Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Corporation in an electronic data file entitled “NH 2020-1 - Loan Level Data as of 6-30-20 - 0731 a.xlsx” (the “Data File”) provided on August 12, 2020, containing certain information related to 39,301 student loans (the “Student Loans”) as of June 30, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering of New Hampshire Higher Education Loan Corporation Taxable Student Loan Backed Notes, Series 2020-1 (the “Notes”). The Corporation is responsible for the specified attributes identified by the Corporation in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts, percentages, and months were within $1.00, 0.1%, and 1 month, respectively.

•	The term “SLS System” means the Corporation’s student loan servicing system.

•

The term “Lookup Code Document” means an electronic data file entitled “NHHELCO 2020-1 LFR Answers 09.01.20.xlsx,” provided by the Corporation on September 1, 2020, containing code definitions related to Loan Type, Repay Type, and Loan Status, attached hereto as Exhibit B.

•

The term “Interest Rate Document” means a document entitled “2019-2020 Interest Rates - Final.pdf,“ provided by the Corporation on September 1, 2020 , containing annual variable interest rate information for FFELP loans for the period July 1, 2019 through June 30, 2020, attached hereto as Exhibit C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative

(“KPMG International”), a Swiss entity.

•	The term “Roll Forward Files” means 100 electronic data files provided by the Corporation related to principal payments made after July 1, 2020, for the Selected Student Loans (defined below).

•

The term “Income-Based Repayment Methodology” means an electronic file entitled “IBR methodology.xlsx,” provided by the Corporation on September 11, 2020, containing the methodology for calculating the Number of Repayment Months Remaining for Selected Student Loans with an income-based repayment (“IBR”) payment schedule.

•

The term “Sources” means any file containing some or all of the following information provided by the Corporation for each Selected Student Loan: Lookup Code Document, Interest Rate Document, Roll Forward Files, Income-Based Repayment Methodology, Promissory Note and the following screens in the SLS System: Inquire Loan File Screen, Deferment/Forbearance History By Date Screen, Display Borrower History Screen, Display Loan History Detail Screen, Manual Caller Contact – All Groups Screen, Edit Borrower Screen, and IBR History By Date – Loan Level Screen. We make no representation regarding the validity, enforceability, or authenticity of any information in the Sources.

A.

The Corporation instructed us to select a random sample of 100 Student Loans from the Data File. The resulting sample of 100 selected Student Loans constitutes the “Selected Student Loans,” attached hereto as Exhibit A. For purposes of this procedure, the Corporation did not inform us as to the basis for how they determined the number of Student Loans we were instructed to randomly select from the Data File.

B.

For each Selected Student Loan, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information appearing in the respective Sources. The Specified Parties indicated that the absence of any of the specified Sources, or the inability to agree the indicated information from the Data File to the Sources for each of the attributes, utilizing instructions provided by the Corporation (as applicable and indicated below), constituted an exception. Where applicable, the Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources /Instructions
First Disbursement Date	Inquire Loan File Screen

Loan Type at Origination (Program Name and Subsidy Name)

Inquire Loan File Screen and Lookup Code Document

We were instructed by the Corporation to compare the “PROGRAMNAME” and “SUBSIDYNAME” fields in the Data File to the “LOAN TYPE” and “GOV SUB STS” fields, respectively, in the Inquire Loan File Screen based on the Lookup Code Document in Exhibit B. We were also instructed by the Corporation to consider “PLUS” loans, as shown in the “PROGRAMNAME” field in the Data File, to be “Unsubsidized” loans.

Repay Type

Manual Caller Contact – All Groups Screen, Display Borrower History Screen, and Lookup Code Document

We were instructed by the Corporation to compare the “PAYMENTSCHEDULE” field in the Data File to the repay code adjacent to the “LST PMT DT” field in the Manual Caller Contact – All Groups Screen based on the Lookup Code Document in Exhibit B. In the event the Repay Type did not agree, we were instructed by the Corporation to compare the repay code corresponding to the Cutoff Date in the Display Borrower History Screen based on the Lookup Code Document in Exhibit B.

Attributes	Sources /Instructions
Loan Status

Inquire Loan File Screen, Deferment/Forbearance History By Date Screen, Display Loan History Detail Screen, and Lookup Code Document

We were instructed by the Corporation to compare the “STATUSNAME” field in the Data File to the “STATUS” field in the Inquire Loan File Screen based on the Lookup Code Document in Exhibit B. In the event the Loan Status did not agree, we were instructed by the Corporation to perform the following procedures:

A. Compare the “STATUSNAME” field in the Data File to the “TYP D/F” field corresponding to the Cutoff Date in the Deferment/Forbearance History By Date Screen based on the Lookup Code Document in Exhibit B.

B. Compare the “STATUSNAME” field in the Data File to the “BEF” field in the Display Loan History Detail Screen if the loan status change was posted after the Cutoff Date, or compare the “STATUSNAME” field in the Data File to the “AFT” field in Display Loan History Detail Screen if the loan status change was posted before the Cutoff Date based on the Lookup Code Document in Exhibit B.

Days Past Due

Manual Caller Contact – All Groups Screen and Display Borrower History Screen

We were instructed by the Corporation to compare the “DAYSDELINQUENT” field in the Data File to the “DAYS PAST DUE” field in the Manual Caller Contact – All Groups Screen. In the event the Days Past Due did not agree, we were instructed by the Corporation to compare the value in the “C99 NHBATCH” field as of the Cutoff Date in the Display Borrower History Screen. We were also instructed by the Corporation to consider days past due for the Selected Student Loan to be 0 if it was either in Forbearance (Disaster) or Forbearance (Non-Disaster) as indicated in the “STATUSNAME” field in the Data File.

Current Loan Balance

Inquire Loan File Screen and Display Loan History Detail Screen

We were instructed by the Corporation to compare the “CURRENTBALANCE” field in the Data File to the “CURR PRINCIPAL” field in the Inquire Loan File Screen. In the event the Current Loan Balance did not agree, we were instructed by the Corporation to perform the following procedures:

A. Add the principal payment amount in the Roll Forward Files for the period from the Cutoff Date to the Inquire Loan File Screen date to the “CURR PRINCIPAL” field in the Inquire Loan File Screen.

B. In the event the Current Loan Balance calculated in (a) above did not agree, add the principal payment amount posted on June 30, 2020 and July 1, 2020, if applicable, in the Display Loan History Detail Screen to the resulting Current Loan Balance based on procedure (a) above.

Attributes	Sources /Instructions
Recomputed Number of Repayment Months Remaining

Inquire Loan File Screen, Display Loan History Detail Screen, Deferment/Forbearance History By Date Screen, and IBR History By Date – Loan Level Screen

A. If the “PAYMENTSCHEDULE” field in the Data File for the Selected Student Loan did not indicate IBR, we were instructed by the Corporation to perform the following procedures:

i)   Compare the “REPAYMENTMONTHSREMAINING” field in the Data File to the “REMAINING” field in the Inquire Loan File Screen.

ii)  In the event the Number of Repayment Months Remaining in step (i) did not agree, add the number of payments in the Display Loan History Detail Screen for the period from the Cutoff Date to the Inquire Loan File Screen date to the “REMAINING” field in the Inquire Loan File Screen.

iii)   In the event the Number of Repayment Months Remaining calculated in step (ii) did not agree,

a.   Identify the repayment date in the “CONVERSION” field in the Inquire Loan File Screen and add the number of scheduled repayment date occurrences between the Cutoff Date and the Inquire Loan File Screen date to the “REMAINING” field in the Inquire Loan File Screen.

b.  If the repayment date occurred on the first of the month, subtract one month from the result identified in step (iii)a. above. For Selected Student Loan #77, the Corporation informed us that for Number of Repayment Months Remaining calculation purposes, the scheduled repayment date that occurred on July 1, 2020, was already reflected in the “REPAYMENTMONTHSREMAINING” field in the Data File as of the Cutoff Date.

iv)   In the event the Number of Repayment Months Remaining calculated in step (iii) did not agree, identify if the Selected Student Loan was in forbearance status between the Cutoff Date and the Inquire Loan File Screen date as indicated in the “TYP D/F” field in the Deferment/Forbearance History By Date Screen. If the Selected Student Loan was in forbearance status during this period, subtract the number of scheduled repayment dates in the “CONVERSION” field in the Inquire Loan File Screen that occurred during the forbearance period between the Cutoff Date and the Inquire Loan File Screen date, from step (iii).

v)  In the event the Number of Repayment Months Remaining calculated in step (iv) did not agree, identify if the loan status of the Selected Student Loan was retrospectively changed to forbearance status after the Cutoff Date, as indicated in the “TYP D/F” field in the Deferment/Forbearance History By Date Screen. If the Selected Student Loan was retrospectively changed to forbearance status after the Cutoff Date, subtract the number of months indicated in the “#OF MTS” field for the forbearance period that included the Cutoff Date in the Deferment/Forbearance History By Date Screen from the “REMAINING” field in the Inquire Loan File Screen.

Attributes	Sources /Instructions

vi)   For Selected Student Loan #35, we were informed by the Corporation that the account should have been paid off by the April 21, 2020 maturity date, but the borrower made and continued to make partial payments on this account through August 2020. As such, for this Selected Student Loan, the Corporation informed us that the number of Repayment Months Remaining indicated in the “REMAINING” field in the Inquire Loan File Screen represented the number of months incurred since the maturity date. We were further instructed by the Corporation to subtract the number of repayment date occurrences between the Cutoff Date and the Inquire Loan File Screen date from the “REMAINING” field in the Inquire Loan File Screen.

B. If the “PAYMENTSCHEDULE” field in the Data File for the Selected Student Loan indicated IBR, we were instructed by the Corporation to calculate the Number of Repayment Months Remaining using the Income-Based Repayment Methodology and the “IBR START DATE” and “PERM STANDARD AMT” fields in the IBR History By Date – Loan Level Screen.

Recomputed Number of Months in Repayment Status

Inquire Loan File Screen and Deferment/Forbearance History By Date Screen

A. If the “PAYMENTSCHEDULE” field in the Data File for the Selected Student Loan did not indicate IBR, we were instructed by the Corporation to perform the following procedures:

i)   Subtract the Number of Repayment Months Remaining based on the procedures performed in the applicable steps A(i) to A(v) of the Recomputed Number of Repayment Months Remaining procedure above from the “ORIG LN TERM” field in the Inquire Loan File Screen.

ii)  For Selected Student Loan #35, we were instructed by the Corporation to add the result from step A(vi) of the Recomputed Number of Repayment Months Remaining procedure to the “ORIG LN TERM” field in the Inquire Loan File Screen.

B. If the “PAYMENTSCHEDULE” field in the Data File for the Selected Student Loan indicated IBR, we were instructed by the Corporation to perform the following procedures:

i)   Subtract the “REMAINING” field in the Inquire Loan File Screen from the “ORIG LN TERM” field in the Inquire Loan File Screen.

ii)  In the event the Number of Months in Repayment Status calculated in step (i) did not agree, identify the repayment date in the “CONVERSION” field in the Inquire Loan File Screen and subtract the number of repayment date occurrences between the Cutoff Date and the Inquire Loan File Screen date from the Number of Months in Repayment Status calculated in step (i).

Attributes	Sources /Instructions

iii)   In the event the Number of Months in Repayment Status calculated in step (ii) did not agree, identify if the Selected Student Loan was in forbearance status between the Cutoff Date and the Inquire Loan File Screen date as indicated in the “TYP D/F” field in the Deferment/Forbearance History By Date Screen. If the Selected Student Loan was in forbearance status during this period, add the number of scheduled repayment date occurrences during the forbearance period to result from step (ii).

iv)   In the event the Selected Student Loan entered into the extended IBR repayment term (identified by Number of Months in Repayment Status within the “MONTHSSINCECONVERSION” field in the Data File greater than the “ORIG LN TERM” field in the Inquire Loan File Screen), we were instructed by the Corporation to add the “REMAINING” field in the Inquire Loan File Screen to the “ORIG LN TERM” field in the Inquire Loan File Screen.

Current Statutory Borrower Interest Rate

Inquire Loan File Screen, Display Loan History Detail Screen, and Interest Rate Document

A. If the “RATESCHEMADESCRIPTION” field in the Data File for the Selected Student Loan indicated “fxd” for fixed rate loan, we were instructed by the Corporation to compare the “CURRENTGROSSBORROWERRATE” field in the Data File to the “INT RATE” field in Inquire Loan File Screen.

B. If the “RATESCHEMADESCRIPTION” field in the Data File for the Selected Student Loan did not indicate fixed rate, we were instructed by the Corporation to use the “PROGRAMNAME,” “FIRSTDISBURSEMENTDATE,” and “STATUSNAME” fields in the Data File to locate the corresponding Current Statutory Borrower Interest Rate on the Interest Rate Document in Exhibit C.

C. In the event the Current Statutory Borrower Interest Rate did not agree, we were instructed by the Corporation to use the “BOR” field in the Display Loan History Detail Screen.

Borrower State

Manual Caller Contact – All Groups Screen and Edit Borrower Screen

We were instructed by the Corporation to compare the “STATEABBREVIATION” field in the Data File to the “ADDRESS” field in the Manual Caller Contact – All Groups Screen. In the event the Borrower State did not agree, we were instructed by the Corporation to compare the Borrower State under “PERMANENT ADDR” field in Edit Borrower Screen.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources.

C.

We were instructed by the Corporation to observe the presence of a Promissory Note for each of the Selected Student Loans. The Specified Parties indicated that the absence of the Promissory Note constituted an exception. We observed the presence of a Promissory Note for each Selected Student Loan.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Corporation in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on information indicated in the Data File, the Sources, and instructions provided by the Corporation, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Corporation, (iii) the reliability or accuracy of the Sources which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by any other person or entity, including investors and NRSRO’s, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA

September 24, 2020

Exhibit A—Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	20201001	51	20201051
2	20201002	52	20201052
3	20201003	53	20201053
4	20201004	54	20201054
5	20201005	55	20201055
6	20201006	56	20201056
7	20201007	57	20201057
8	20201008	58	20201058
9	20201009	59	20201059
10	20201010	60	20201060
11	20201011	61	20201061
12	20201012	62	20201062
13	20201013	63	20201063
14	20201014	64	20201064
15	20201015	65	20201065
16	20201016	66	20201066
17	20201017	67	20201067
18	20201018	68	20201068
19	20201019	69	20201069
20	20201020	70	20201070
21	20201021	71	20201071
22	20201022	72	20201072
23	20201023	73	20201073
24	20201024	74	20201074
25	20201025	75	20201075
26	20201026	76	20201076
27	20201027	77	20201077
28	20201028	78	20201078
29	20201029	79	20201079
30	20201030	80	20201080
31	20201031	81	20201081
32	20201032	82	20201082
33	20201033	83	20201083
34	20201034	84	20201084
35	20201035	85	20201085
36	20201036	86	20201086
37	20201037	87	20201087
38	20201038	88	20201088
39	20201039	89	20201089
40	20201040	90	20201090
41	20201041	91	20201091
42	20201042	92	20201092
43	20201043	93	20201093
44	20201044	94	20201094
45	20201045	95	20201095
46	20201046	96	20201096
47	20201047	97	20201097
48	20201048	98	20201098
49	20201049	99	20201099
50	20201050	100	20201100

Note:	The Corporation has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B—Lookup Code Document

Loan Type

Program Name

Program Code	Program Name
CONS	Federal Consolidation Loan—subsidized portion
CONU	Federal Consolidation Loan—unsubsidized portion
CONH	Federal Consolidation Loan
COVH	Federal Consolidation Loan—variable
COVU	Federal Consolidation Loan—variable unsubsidized
COVS	Federal Consolidation Loan—variable subsidized
CONB	Federal Consolidation Loan
PLUS	Parental Loans for Undergraduate Students
PLGR	PLUS Loan (Graduate)
STAF	Federal Stafford Loan
STAU	Unsubsidized Federal Stafford Loan
SLS	Federal Supplemental Loans for Students

Subsidy

Subsidy Code	Subsidized/Unsubsidized
G	Subsidized
B	Unsubsidized

Repay Type

Repay Code	Repayment Type
<Blank>	Standard Repay
G	Graduated Repay
F	IBR—PFH Repay
P	IBR—Perm Standard Repay
E	Extended Repay
X	Grad-Extended Repay

Loan Status

Loan Status Code	Loan Status
I30	School
I40	Grace
P30	Repayment
D10	Deferment
FCU	Forbearance (Disaster)
FS2	Forbearance (Non-Disaster)
F36	Forbearance (Non-Disaster)

Exhibit C—Interest Rate Document

The chart below shows annual variable interest rates for FFELP and TREE loans for the period of July 1, 2019, through June 30, 2020. NOTE: These rate changes do not affect fixed rate loans.

Qualifying Condition	Index	Margin	Calc	Rate Cap	New Rate	Old Rate
Stafford Loans
A variable rate loan first disbursed on/after 7/01/98, and before 7/1/06. Borrower in status other than in-school, grace, or deferment.	2.36%	2.30%	4.66%	8.25%	4.66%	4.23%
A variable rate loan first disbursed on/after 7/01/98, and before 7/1/06. Borrower in- school, grace, or deferment.	2.36%	1.70%	4.06%	8.25%	4.06%	3.63%
A variable rate loan first disbursed 7/01/95 through 6/30/98. Borrower in status other than in-school, grace, or deferment.	2.36%	3.10%	5.46%	8.25%	5.46%	5.03%
A variable rate loan first disbursed 7/01/95 through 6/30/98. Borrower in-school, grace, or deferment.	2.36%	2.50%	4.86%	8.25%	4.86%	4.43%
A variable rate loan first disbursed on/after 7/01/94. Loan period includes 7/01/94 or begins on/after 7/01/94.	2.36%	3.10%	5.46%	8.25%	5.46%	5.03%
A variable rate loan first disbursed on/after 12/20/93 but before 7/1/94. Borrower had no outstanding balance on any Stafford loan when Promissory Note was signed, but had an outstanding balance on an SLS, PLUS or Consolidation loan.	2.36%	3.10%	5.46%	9.00%	5.46%	5.03%
Originally an 8% fixed rate loan made on/after 10/01/92 but before 12/20/93 now entitled to a variable interest rate. Borrower had no outstanding balance on any Stafford loan when Promissory Note was signed, but had an outstanding balance on an SLS, PLUS or Consolidation loan disbursed before 10/1/92.	2.36%	3.10%	5.46%	8.00%	5.46%	5.03%
A variable rate loan first disbursed on/after 10/01/92 but before 7/01/94. Borrower had no outstanding balance on any FFELP loan when Promissory Note was signed.	2.36%	3.10%	5.46%	9.00%	5.46%	5.03%
An 8-10% loan made on/after 7/23/92 to a borrower with an outstanding FFELP debt on the date the borrower signed the Promissory Note. Now in or past the fifth year of repayment and entitled to a variable interest rate.	2.36%	3.10%	5.46%	10.00%	5.46%	5.03%
An 8-10% loan made on/after 7/23/92 to a borrower with an outstanding FFELP debt on the date the borrower signed the Promissory Note. Not yet in the fifth year of repayment but eligible for a variable interest rate when the rate is at 8%.	2.36%	3.10%	5.46%	8.00%	5.46%	5.03%
An 8-10% loan made on/after 7/23/92 to a borrower with no outstanding FFELP debt on the date the borrower signed the Promissory Note. Now in or past the fifth year of repayment and entitled to a variable interest rate.	2.36%	3.25%	5.61%	10.00%	5.61%	5.18%
An 8-10% loan made before 7/23/92. Now in or past the fifth year of repayment and entitled to a variable interest rate.	2.36%	3.25%	5.61%	10.00%	5.61%	5.18%
Originally a 9% fixed rate loan made on/after 7/23/92; now entitled to a variable interest rate.	2.36%	3.10%	5.46%	9.00%	5.46%	5.03%
Originally an 8% fixed rate loan made on/after 7/23/92; now entitled to variable interest rate.	2.36%	3.10%	5.46%	8.00%	5.46%	5.03%
Originally a 7% fixed rate loan made on/after 7/23/92; now entitled to variable interest rate.	2.36%	3.10%	5.46%	7.00%	5.46%	5.03%
PLUS Loans
A variable rate loan first disbursed on/after 7/01/98, and before 7/1/06.	2.36%	3.10%	5.46%	9.00%	5.46%	5.03%
A variable rate loan first disbursed on/after 07/01/94 but before 7/1/98.	1.98%	3.10%	5.08%	9.00%	5.08%	5.44%
A variable rate loan first disbursed on/after 10/01/92 but before 07/01/94.	1.98%	3.10%	5.08%	10.00%	5.08%	5.44%
A variable rate loan first disbursed on/after 7/01/87 but before 10/01/92 as well as a fixed rate PLUS loan refinanced to a variable rate.	1.98%	3.25%	5.23%	12.00%	5.23%	5.59%

Qualifying Condition	Index	Margin	Calc	Rate Cap	New Rate	Old Rate
SLS Loans
A variable rate loan first disbursed on/after 10/01/92, for a period of enrollment beginning prior to 7/1/94.	1.98%	3.10%	5.08%	11.00%	5.08%	5.44%
A variable rate loan first disbursed on/after 07/01/87 but before 10/01/92 as well as a fixed rate SLS loan refinanced to a variable rate.	1.98%	3.25%	5.23%	12.00%	5.23%	5.59%
Consolidation Loans
A variable rate loan based on application received on or after 11/13/97 but before 10/01/98.	2.36%	3.10%	5.46%	8.25%	5.46%	5.03%
The HEAL portion of a consolidation loan based on an application received on or after 11/13/97.	2.37%	3.00%	5.37%	None	5.37%	4.88%
TREE Loans
TREE Loans based on applications signed by the borrower before 10/1/2002 with interest rates that are adjusted annually. NOTE: These are not the interest rates that are adjusted quarterly.	2.36%	3.50%	5.86%	18.00%	5.86%	5.43%
TREE Loans for International Students based on applications signed by the borrower before 10/1/2002 with interest rates that are adjusted annually.	2.36%	4.00%	6.36%	18.00%	6.36%	5.93%